Pioneer Real
Estate Shares

Schedule of Investments | March 31, 2020

Ticker Symbols: Class A PWREX Class C PCREX Class Y PYREX

Schedule of Investments | 3/31/20 (unaudited)

Shares		Value
	UNAFFILIATED ISSUERS - 98.9%
	COMMON STOCKS - 98.9% of Net Assets
	Equity Real Estate Investment Trusts (REITs) - 98.3%
27,822	Agree Realty Corp.	$1,722,182
14,715	Alexandria Real Estate Equities, Inc.	2,016,838
45,656	American Homes 4 Rent	1,059,219
4,285	American Tower Corp.	933,059
30,702	Americold Realty Trust	1,045,096
15,463	AvalonBay Communities, Inc.	2,275,690
11,595	Camden Property Trust	918,788
20,420	Chatham Lodging Trust	121,295
31,287	Community Healthcare Trust, Inc.	1,197,666
5,998	CoreSite Realty Corp.	695,168
27,489	Cousins Properties, Inc.	804,603
73,730	DiamondRock Hospitality Co.	374,548
24,789	Digital Realty Trust, Inc.	3,443,440
54,472	Diversified Healthcare Trust	197,733
21,442	Duke Realty Corp.	694,292
36,688	Easterly Government Properties, Inc.	903,992
14,887	EastGroup Properties, Inc.	1,555,394
15,346	EPR Properties	371,680
8,478	Equinix, Inc.	5,295,104
15,607	Equity Commonwealth	494,898
48,618	Equity LifeStyle Properties, Inc.	2,794,562
19,960	Extra Space Storage, Inc.	1,911,370
8,692	Gaming & Leisure Properties, Inc.	240,855
52,779	Global Medical REIT, Inc.	534,123
88,883	Hannon Armstrong Sustainable Infrastructure Capital, Inc.	1,814,102
41,251	Healthcare Trust of America, Inc.	1,001,574
80,962	Healthpeak Properties, Inc.	1,930,944
65,914	Host Hotels & Resorts, Inc.	727,691
29,205	Industrial Logistics Properties Trust	512,256
4,150	Innovative Industrial Properties, Inc.	315,110
29,306	Iron Mountain, Inc.	697,483
12,380	Kilroy Realty Corp.	788,606
13,337	Life Storage, Inc.	1,261,013
64,927	Medical Properties Trust, Inc.	1,122,588
41,473	National Storage Affiliates Trust	1,227,601
29,352	Office Properties Income Trust	799,842
48,098	Park Hotels & Resorts, Inc.	380,455
41,189	Physicians Realty Trust	574,175
50,169	Piedmont Office Realty Trust, Inc.	885,985
61,098	Prologis, Inc.	4,910,446
25,692	QTS Realty Trust, Inc.	1,490,393
36,141	Realty Income Corp.	1,801,990
44,666	Rexford Industrial Realty, Inc.	1,831,753
14,931	Safehold, Inc.	944,087
4,835	SBA Communications Corp.	1,305,305
37,273	Service Properties Trust	201,274
21,302	Sun Communities, Inc.	2,659,555
39,536	Terreno Realty Corp.	2,045,988
28,728	UDR, Inc.	1,049,721
8,804	Universal Health Realty Income Trust	887,531
18,569	Urstadt Biddle Properties, Inc.	261,823
15,087	Ventas, Inc.	404,332
	Total Equity Real Estate Investment Trusts (REITs)	$65,435,218
	IT Services - 0.6%
27,008	Switch, Inc.	$ 389,725
	Total IT Services	$ 389,725
	TOTAL COMMON STOCKS
	(Cost $62,508,853)	$65,824,943
	TOTAL INVESTMENTS IN UNAFFILIATED ISSUERS - 98.9%
	(Cost $62,508,853)	$65,824,943
	OTHER ASSETS AND LIABILITIES - 1.1%	$ 761,917
	NET ASSETS - 100.0%	$66,586,860

REIT	Real Estate Investment Trust.

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels below.

Level 1 - quoted prices in active markets for identical securities.
Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining fair value of investments).

The following is a summary of the inputs used as of March 31, 2020, in valuing the Fund's investments:

	Level 1	Level 2	Level 3	Total
Common Stocks	$65,824,943	$–	$–	$65,824,943
Total Investments in Securities	$65,824,943	$–	$–	$65,824,943

For the three months ended March 31, 2020, there were no transfers between Levels 1, 2 and 3.